CONCENTRATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
CONCENTRATIONS [Line Items]
Accounts receivable	¥ 18,132	¥ 24,511	$ 2,637
Prepaid and other current assets	¥ 134,770	¥ 129,517	$ 19,601
Accounts receivable [Member] | Credit risk [Member] | Company A [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	0.00%	23.00%
Accounts receivable	¥ 0	¥ 5,656
Prepaid and other current assets [Member] | Credit risk [Member] | Company B [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	37.00%	38.00%
Prepaid and other current assets	¥ 49,800	¥ 49,800
Prepaid and other current assets [Member] | Credit risk [Member] | Company C [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	26.00%	27.00%
Prepaid and other current assets	¥ 35,000	¥ 35,000